Related Party Transactions (Details Narrative)					12 Months Ended
	Dec. 31, 2024 USD ($) shares	Dec. 27, 2024 shares	Jan. 01, 2024 shares	Apr. 20, 2023 USD ($)	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2024 CAD ($) shares	Dec. 31, 2023 CAD ($) shares	Nov. 28, 2023 shares	Apr. 20, 2023 CAD ($)	Jun. 29, 2022 shares	Dec. 31, 2021 USD ($)
IfrsStatementLineItems [Line Items]
Notes receivables	$ 90,425			$ 742	$ 90,425	$ 113,309	$ 1,062,062				$ 1,000		$ 1,193,641
Due to related parties	$ 422,564				422,564	115,526
Management fees					735,661	924,083	711,766
Director fees					648,528	820,047	552,975
Consulting fees					609,485	52,313
Stock based compensation					$ 877,629	$ 118,202	$ 1,421,267
Shares issued | shares	4,906,847				4,906,847	80,000		4,906,847	80,000
Number of Options Vested | shares	1,038,500	96,000			12,014,000
Number of options vested	$ 54,197
Trade and other payables	836,921				$ 836,921	$ 115,304
Reduction to equity	800,958				800,958	118,261
Obligation to issue shares	6,000				6,000	396,177
Settle of debt					216,951	2,957
Notes payable	$ 5,361,978				$ 5,361,978	$ 3,464,450
Interest rate	5.00%			12.00%	5.00%			5.00%			12.00%
Maturity date				April 30, 2025
Issued capital [member]
IfrsStatementLineItems [Line Items]
Shares issued | shares	6,870,297				6,870,297			6,870,297		36,057,934		14,507,380
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Interest rate	6.00%				6.00%			6.00%
Top of range [member]
IfrsStatementLineItems [Line Items]
Interest rate	12.00%				12.00%			12.00%
Restricted Stock Units (RSUs) [Member]
IfrsStatementLineItems [Line Items]
Shares issued | shares	4,076,302				4,076,302		400,000	4,076,302
Number of Options Vested | shares	1,038,500	96,000	438,000		(987,968)	(3,446,659)	(885,012)
Number of options vested	$ 54,197
Reduction to equity							$ 260,681
Restricted Stock Units (RSUs) [Member] | Employment agreement [member]
IfrsStatementLineItems [Line Items]
Number of Options Vested | shares	645,968
Number of options vested	$ 63,986
Restricted Stock Unit Granted And Vested [Member]
IfrsStatementLineItems [Line Items]
Shares issued | shares	2,155,578				2,155,578			2,155,578
Director fees [member]
IfrsStatementLineItems [Line Items]
Director fees					$ 118,200	$ 145,500	92,000
Directors [member]
IfrsStatementLineItems [Line Items]
Shares issued | shares	438,000				438,000			438,000
Directors [member] | Restricted Stock Units (RSUs) [Member] | Issued capital [member]
IfrsStatementLineItems [Line Items]
Number of Options Vested | shares						586,868
Reduction to equity						$ 799,212
Reduction to equity						473,331
Total for all related parties [member]
IfrsStatementLineItems [Line Items]
Notes receivables	$ 37,172				$ 37,172
Stock based compensation					913,163	1,294,051	926,119
Trade and other payables	327,388				327,388		$ 260,681
Obligation to issue shares	146,401				146,401
Notes payable	$ 191,811				$ 191,811	$ 420,281		$ 252,743	$ 402,115
Maturity date					December 31, 2024 to December 27, 2026
Officer [Member]
IfrsStatementLineItems [Line Items]
Shares issued | shares	6,000				6,000			6,000